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                           ONE GROUP(R) MUTUAL FUNDS

                        Supplement dated May 5, 2004 to
                      One Group Equity Fund Prospectuses
                            Dated February 28, 2004

CURRENT FUND MANAGERS FOR ONE GROUP DIVERSIFIED MID CAP FUND AND ONE GROUP TECHNOLOGY FUND. This Supplement provides updated information regarding the current portfolio managers for the One Group Diversified Mid Cap Fund and the One Group Technology Fund and replaces the text under "The Fund Managers - Diversified Mid Cap Fund" and "Technology Fund" in the Prospectuses:

     One Group Diversified Mid Cap Fund. William Dierker, CFA, is the portfolio manager for the One Group Diversified Mid Cap Fund as well as the One Group Large Cap Value Fund. He is also the leader of the Value Team. In addition to the One Group Diversified Mid Cap Value Fund and the One Group Large Cap Value Fund, the Value Team is responsible for the One Group Mid Cap Value Fund and the One Group Small Cap Value Fund. Prior to joining Banc One Investment Advisors in 2003, Mr. Dierker was Vice President, Equity Securities at Nationwide Insurance in Columbus, Ohio from 1997 to 2003. From 1984 to 1997, Mr. Dierker served in various capacities for the Ohio Casualty Group of Insurance Companies.

     One Group Technology Fund. Carol R. Miller, CFA, is the portfolio manager for the One Group Technology Fund as well as the One Group Large Cap Growth Fund. She is also the leader of the Growth Team. In addition to the One Group Technology Fund and the One Group Large Cap Growth Fund, the Growth Team is responsible for the One Group Mid Cap Growth Fund, the One Group Small Cap Growth Fund and the One Group Health Sciences Fund. Prior to joining Banc One Investment Advisors in 2003, Ms. Miller was a director of equity securities at Nationwide Insurance from 1999 to 2003. From 1993 to 1999, Ms. Miller was a senior portfolio manager at State Teachers Retirement System of Ohio, where she managed mid cap and large cap portfolios.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-S-EQ1